Offerings	Oct. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 28,587,779.51
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,487.14
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,487.14 is being paid in connection with the filing of the Schedule TO-I by Peachtree Alternative Strategies Fund (File No. 005-89754) on October 19, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ (0)
Fee Rate	0.0087%
Amount of Registration Fee	$ (0)
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,487.14 is being paid in connection with the filing of the Schedule TO-I by Peachtree Alternative Strategies Fund (File No. 005-89754) on October 19, 2026.